CONCENTRATIONS OF RISKS (Tables)	12 Months Ended
Mar. 31, 2025
Risks and Uncertainties [Abstract]
SCHEDULES OF CONCENTRATION OF RISK

For the years ended March 31, 2023, 2024 and 2025, the customers who accounted for 10% or more of the Company’s revenue are as below:

	Years ended March 31,
	2023	2024	2025

Customer A	-	13.1%	-
Customer B	-	-	25.6%
Customer C	-	-	20.3%